SCHEDULE II - Condensed Financial Information Of Registrant Condensed Financial Information Of Registrant - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies [Line Items]
Securities held in consolidated non-insurance subsidiary	$ 4,200.0	$ 6,200.0
Dividends Payable	58.5	2,694.5
Common equities
Significant Accounting Policies [Line Items]
Dividends Payable	58.5	2,694.5	$ 1,375.4
Series B Preferred Stock
Significant Accounting Policies [Line Items]
Dividends Payable	13.4	13.4	0.0
Parent Company
Significant Accounting Policies [Line Items]
Securities held in consolidated non-insurance subsidiary	4,200.0	6,200.0	3,200.0
Dividends Payable	58.5	2,694.5
Parent Company | Common equities
Significant Accounting Policies [Line Items]
Dividends Payable	58.5	2,694.5	1,375.4
Parent Company | Series B Preferred Stock
Significant Accounting Policies [Line Items]
Dividends Payable	$ 13.4	$ 13.4	$ 0.0